Business Combinations (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands																	3 Months Ended			4 Months Ended	7 Months Ended		9 Months Ended					12 Months Ended
	Apr. 25, 2025 USD ($)	Apr. 24, 2025 USD ($) $ / shares shares	Aug. 31, 2024 USD ($)	Aug. 31, 2024 CAD ($)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 CAD ($)	Oct. 16, 2023 USD ($) shares	Oct. 16, 2023 CAD ($) shares	Oct. 06, 2023 USD ($) shares	Oct. 06, 2023 CAD ($) shares	Jun. 26, 2023 CAD ($)	Jun. 09, 2023 CAD ($)	Mar. 14, 2023 CAD ($)	Jan. 13, 2023 CAD ($)	Dec. 23, 2022 CAD ($)	Dec. 22, 2022 CAD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)
Business Combination [Line Items]
Stock Issued During Period, Value, Acquisitions																							$ 3,342					$ 550			$ 1,300
Prepaid Expense																	$ 8,600						8,600
Good will																																		$ 18,346	$ 25,101	$ 12,130
Revenues																												200,506			161,548
Income loss before income taxes																	(16,688)	$ (2,335)					(30,375)	$ (11,529)				(60,677)			(14,861)
Proceeds from Sale of Productive Assets																							7,375
Loss on sale of assets																							300
Net income loss																	(15,133)	(3,115)					(29,745)	(11,077)				(59,435)			(15,128)
Reverse Merger [Member]
Business Combination [Line Items]
Stock Issued During Period, Value, Acquisitions		$ 3,300
PreFunded Warrants [Member]
Business Combination [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares		2,756,697
Proceeds from Issuance of Warrants		$ 8,800
Common Stock [Member]
Business Combination [Line Items]
Stock Issued During Period, Value, Acquisitions																							$ 1					$ 550			$ 1,300
Shares issued for acquisition | shares																							1,599,231					68,750			162,500
Net income loss
Common Stock [Member] | Reverse Merger [Member]
Business Combination [Line Items]
Shares, Issued | shares		1,599,231
Common Stock [Member] | Private Placement [Member]
Business Combination [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares		1,280,000
Better Choice [Member]
Business Combination [Line Items]
Transaction retained shares | shares		4,277,297
Business acquired percentage of issued and outstanding		12.00%
Business Combination, Consideration Transferred																	1,690
Pro forma revenues																	13,934	51,212					57,886	139,269
Pro forma net income loss																	(6,147)	$ (458)					(23,248)	(25,981)
Better Choice [Member] | Common Stock [Member]
Business Combination [Line Items]
Shares, Issued | shares		8,898,069
Business Combination, Price Per Share | $ / shares		$ 2.09
AcquireCo [Member]
Business Combination [Line Items]
Exchangeable shares issued | shares		19,701,935
SRx Canada [Member]
Business Combination [Line Items]
Business acquired percentage of issued and outstanding		88.00%
Terra Nova Business Holdings Inc. [Member]
Business Combination [Line Items]
Acquisition-related costs	$ 200
Elora Apothecary Ltd. [Member]
Business Combination [Line Items]
Business Combination, Consideration Transferred																							1,247					$ 1,709
Business Combination, Transaction Cost, Excluding Separately Recognized Transaction									$ 1,100
Shares issued for acquisition | shares																												18,750
Good will									800								775						775									$ 1,062	1,062
Revenues										$ 1,684														1,000					$ 1,658
Income loss before income taxes										$ (188)														10					(189)
Cash consideration																							1,138					$ 1,559
Shares issued for acquisition, value																							109					150
Assumed debt
Elora Apothecary Ltd. [Member] | Common Stock [Member]
Business Combination [Line Items]
Stock Issued During Period, Value, Acquisitions									$ 100
Shares issued for acquisition | shares									32,962	32,962
Trailside Pharmacy Ltd. [Member]
Business Combination [Line Items]
Business Combination, Consideration Transferred																							650					$ 891
Shares issued for acquisition | shares																												18,750
Good will									$ 300								339						339										463
Revenues										$ 1,562														1,000					1,547
Income loss before income taxes										$ (340)														100					$ (339)
Cash consideration									500														541					$ 741
Proceeds from Sale of Productive Assets			$ 1,300
Gain (Loss) on Sale of Assets and Asset Impairment Charges			$ 400
Shares issued for acquisition, value																							109					150
Assumed debt
Trailside Pharmacy Ltd. [Member] | Common Stock [Member]
Business Combination [Line Items]
Stock Issued During Period, Value, Acquisitions									$ 100
Shares issued for acquisition | shares									32,962	32,962
0864009 B.C. Ltd. [Member]
Business Combination [Line Items]
Business Combination, Consideration Transferred																							1,938
Good will							$ 1,200										1,198						1,198
Revenues																								900
Income loss before income taxes																								100
Cash consideration							1,800																1,755
Shares issued for acquisition, value																							183
0864009 B.C. Ltd. [Member] | Common Stock [Member]
Business Combination [Line Items]
Stock Issued During Period, Value, Acquisitions							$ 200
Shares issued for acquisition | shares							54,936	54,936
Vaughan Endoscopy Clinic Inc. [Member]
Business Combination [Line Items]
Business Combination, Consideration Transferred					$ 200																		184					250
Good will					$ 100												$ 129						129										175
Revenues						$ 540															$ 473			200
Income loss before income taxes						$ (118)															$ (118)			$ 10
Cash consideration
Shares issued for acquisition, value
Assumed debt																												250
Elora Apothecary And Trailside Pharmacy Ltd [Member]
Business Combination [Line Items]
Sale of assets				$ 1,800
Loss on sale of assets				$ 543
Zero Eight Six Four Zero Zero Nine BC Ltd [Member]
Business Combination [Line Items]
Business Combination, Consideration Transferred																												$ 2,645
Shares issued for acquisition | shares																												31,250
Good will																																	$ 1,635
Revenues								$ 1,520																						$ 1,465
Income loss before income taxes								$ (152)																						$ (121)
Cash consideration																												$ 2,395
Shares issued for acquisition, value																												250
Assumed debt
Gregs Drugs Ltd [Member]
Business Combination [Line Items]
Business acquired percentage of issued and outstanding													100.00%
Business Combination, Consideration Transferred																															2,074
Acquisition-related costs																															28
Good will																																			1,051
Revenues													$ 2,197									$ 1,199
Income loss before income taxes													$ 138									$ (66)
Cash consideration																															2,074
Shares issued for acquisition, value
Assumed debt
One Nine Zero Seven Two Four Eight Alberta Ltd [Member]
Business Combination [Line Items]
Business Combination, Consideration Transferred																															1,067
Acquisition-related costs																															77
Good will																																			785
Revenues														$ 1,215													$ 900
Income loss before income taxes														$ (100)													$ (72)
Cash consideration																															1,067
Shares issued for acquisition, value
Assumed debt
Pier Health Resource Centre Ltd [Member]
Business Combination [Line Items]
Business acquired percentage of issued and outstanding															100.00%
Business Combination, Consideration Transferred																															7,562
Acquisition-related costs																															$ 67
Shares issued for acquisition | shares																															37,500
Good will																																			4,926
Revenues															$ 6,433										$ 5,408
Income loss before income taxes															$ 343										$ 106
Cash consideration																															$ 7,262
Shares issued for acquisition, value																															300
Assumed debt
S Parsons Pharmacy Ltd [Member]
Business Combination [Line Items]
Business acquired percentage of issued and outstanding																100.00%
Business Combination, Consideration Transferred																															3,908
Acquisition-related costs																															$ 45
Shares issued for acquisition | shares																															37,500
Good will																																			2,162
Revenues																$ 3,181										$ 2,413
Income loss before income taxes																$ 652										$ 458
Cash consideration																															$ 3,608
Shares issued for acquisition, value																															300
Assumed debt
Clearbrook And Garden Park Pharmacy [Member]
Business Combination [Line Items]
Business Combination, Consideration Transferred																															3,444
Acquisition-related costs																															$ 11
Shares issued for acquisition | shares																															50,000
Good will																																			1,696
Revenues												$ 1,329								$ 561
Income loss before income taxes												$ 126								$ (68)
Cash consideration																															$ 3,044
Shares issued for acquisition, value																															400
Assumed debt
Niagara Community Pharmacy Ltd. [Member]
Business Combination [Line Items]
Business Combination, Consideration Transferred																															5,743
Acquisition-related costs																															$ 14
Shares issued for acquisition | shares																															37,500
Good will																																			$ 2,351
Revenues											$ 7,700								$ 2,196									5,145			$ 12,677
Income loss before income taxes											$ 149								$ (104)
Cash consideration																															1,257
Shares issued for acquisition, value																															300
Assumed debt																															4,186
Net income loss																												(768)			254
Pro forma revenues																												5,305			22,055
Pro forma net income loss																												$ (799)			$ 1,308